Premises and Equipment (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Depreciation expense	$ 567	$ 577
Premises and equipment
Premises and equipment, gross	18,383	18,016
Less: Accumulated depreciation	(8,919)	(8,441)
Premises and equipment, net	9,464	9,575
Land [Member]
Premises and equipment
Premises and equipment, gross	2,772	2,772
Buildings [Member]
Premises and equipment
Premises and equipment, gross	10,029	9,929
Furniture, Fixtures and Equipment [Member]
Premises and equipment
Premises and equipment, gross	5,531	5,249
Leasehold Improvements [Member]
Premises and equipment
Premises and equipment, gross	45	0
Construction in Progress [Member]
Premises and equipment
Premises and equipment, gross	$ 6	$ 66